Investments in associated companies and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
Disclosure of associates [line items]
Net carrying amount beginning period	€ 233	€ 165
Translation differences	12	(10)
Acquisitions and additions	3	68
Disposals and deductions	(6)	(7)
Impairments	0	(4)
Share of results, excluding impairments		26
Share of results	9	22	€ 12
Dividends	(8)	(5)	(6)
Net carrying amount end period	243	233	165
HMD
Disclosure of associates [line items]
Net carrying amount beginning period	€ 63
Net carrying amount end period		€ 63
Voting power				0.00%
Term of non-exclusive license to patents				10 years
Loans and receivables			€ 60